Interest, advances, promissory notes payable and loan payable (Details 2) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Promissory notes payable	$ 2,163,368	$ 2,163,368	$ 2,163,368